Organization and principal activities - Schedule of Condensed Consolidated Statements of Operation Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Investments in and Advances to Affiliates
Income (loss) before income tax expenses	¥ (191,304)	$ (26,944)	¥ (522,789)	[1]	¥ 259,519
Share of loss from equity method investments	0	0	(520)	[1],[2]	379,207
Net income (loss)	(204,519)	$ (28,805)	(547,673)	[1]	583,499
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates
Third-party revenues	6,686,033		8,937,121		10,897,479
Total cost and expenses	(6,746,390)		(9,161,422)		(10,789,307)
Others, net	(94,625)		55,551		195,202
Income (loss) before income tax expenses	(154,982)		(168,750)		303,374
Income tax expenses			(6,801)		(50,374)
Share of loss from equity method investments			(520)		(37)
Net income (loss)	¥ (154,982)		¥ (176,071)		¥ 252,963

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).